Marketable Securities – InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities – InterCure Ltd [Abstract]
Schedule of Financial Instruments	The Company holds the following financial instruments:
	December 31,
	2023	2022
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	605	1,627

Schedule of Changes in Marketable Securities	Changes in marketable securities for the years ended December 31, 2023, 2022 and 2021, were as follows:
	December 31,
	2023	2022	2021
	U.S. dollars in thousands

Fair value opening balance	1,627	3,158	2,411
Changes in fair value during the year	(1,022)	(1,531)	747

Fair value closing balance	605	1,627	3,158